CONSOLIDATED STATEMENTS OF CASH FLOWS (FY) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025
Cash Flows from Operating Activities:
Net income	$ 1,910,392	$ 837,468
Adjustments to reconcile net income to net cash used in operating activities:
Payment of operating costs through promissory note	44,577	0
Interest earned on investments held in Trust Account	(2,366,001)	(3,821,319)
Unrealized loss (gain) on investments held in Trust Account	(38,396)	3,298
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(115,006)	72,467
Accrued expenses	210,811	2,043,433
Net cash used in operating activities	(353,623)	(864,653)
Cash Flows from Investing Activities:
Investment of cash in Trust Account	(86,250,000)	0
Cash withdrawn from Trust Account for working capital purposes	0	600,000
Net cash provided by investing activities	(86,250,000)	600,000
Cash Flows from Financing Activities:
Proceeds from sale of shares, net of underwriting discounts paid	84,525,000	0
Proceeds from sale of Private Placement Shares	2,862,500	0
Underwriter reimbursement	862,500	0
Repayment of promissory note – related party	(157,056)	0
Payment of offering costs	(359,637)	0
Net cash used in financing activities	87,733,307	0
Net Change in Cash	1,129,684	(264,653)
Cash – Beginning of period	0	1,129,684
Cash – End of period	1,129,684	865,031
Noncash investing and financing activities:
Deferred offering costs paid directly by Sponsor in exchange for the issuance of Class B ordinary shares	25,000	0
Deferred offering costs paid through promissory note - related party	112,479	0
Deferred underwriting fee payable	$ 3,450,000	$ 0